Schedule of Investments (unaudited) October 31, 2021	BlackRock High Yield Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.8%
Tuscaloosa County Industrial Development Authority RB, Series A, 4.50%, 05/01/32 (Call 05/01/29)(a)	$186	$202,305

Arizona — 0.4%
Tempe Industrial Development Authority RB, 4.00%, 12/01/56( 12/01/29)	100	106,684

Arkansas — 1.0%
Arkansas Development Finance Authority RB, 4.50%, 09/01/49 (Call 09/01/26)(a)	250	272,045

California — 13.5%
California Community Housing Agency RB
4.00%, 02/01/56 (Call 08/01/31)(a)	250	266,835
Series A-2, 4.00%, 08/01/47 (Call 08/01/31)(a)	250	256,679
California County Tobacco Securitization Agency RB, 0.00%, 06/01/55( 11/15/21)(b)	2,955	241,639
California Housing Finance RB, Series 2021-1, 3.50%, 11/20/35	496	573,550
California Public Finance Authority RB, Series B-3, 2.13%, 11/15/27 (Call 05/15/23)(a)	250	251,929
California School Finance Authority RB, Series A, 5.00%, 06/01/61 (Call 06/01/29)(a)	500	544,597
CMFA Special Finance Agency I RB, Series A, 4.00%, 04/01/56 (Call 04/01/31)(a)	250	263,363
CMFA Special Finance Agency VIII RB, 3.00%, 08/01/56( 08/01/31)(a)	220	201,075
CSCDA Community Improvement Authority RB, Series A-2, 4.00%, 10/01/56 (Call 10/01/31)(a)	250	258,285
Golden State Tobacco Securitization Corp. RB
3.25%, 06/01/34 (Call 06/01/25) (AGM-CR SAP)	50	54,939
Series A-1, 5.00%, 06/01/28 (Call 06/01/27)	500	601,167

		3,514,058

Colorado — 9.4%
Clear Creek Transit Metropolitan District No. 2 GOL, Series A, 5.00%, 12/01/50 (Call 12/01/26)	500	540,970
Loretto Heights Community Authority RB, 4.88%, 12/01/51 (Call 06/01/26)	500	510,670
Nexus North at DIA Metropolitan District GOL, 5.00%, 12/01/51 (Call 03/01/26)	565	601,775
Pueblo Urban Renewal Authority TA
4.75%, 12/01/45 (Call 12/01/30)(a)	600	668,272
Series B, 0.00%, 12/01/25(a)(b)	150	127,341

		2,449,028

District of Columbia — 2.5%
District of Columbia Tobacco Settlement Financing Corp. RB, Series C, 0.00%, 06/15/55 (Call 11/29/21)(b)	6,800	649,135

Florida — 17.1%
Brevard County Health Facilities Authority RB
4.00%, 11/15/22(a)	205	209,291
4.00%, 11/15/32 (Call 11/15/28)(a)	150	165,568
Capital Trust Agency Inc. RB
0.00%, 07/01/61(a)(b)	3,965	417,320
3.25%, 06/01/31(a)	230	238,415
4.88%, 06/15/56 ( 06/15/26)(a)	100	101,386
Series A-1, 5.00%, 07/01/56 (Call 07/01/31)(a)	250	290,948
CFM Community Development District Special Assesment, 2.40%, 05/01/26	250	249,698

Security	Par (000)	Value

Florida (continued)
Escambia County Health Facilities Authority RB, 4.00%, 08/15/45 (Call 02/15/30)	$500	$552,072
Florida Development Finance Corp. RB
5.00%, 05/01/29 (Call 05/01/22)(a)	500	532,865
5.00%, 06/01/51 (Call 06/01/28)	100	113,868
5.00%, 06/15/56 ( 06/15/29)(a)	100	106,824
Series A, 5.13%, 06/15/55 (Call 06/15/28)(a)	500	513,814
Lakes of Sarasota Community Development District Special Assesment
Series A-1, 4.10%, 05/01/51 (Call 05/01/31)	265	270,144
Series B-1, 4.30%, 05/01/51 (Call 05/01/31)	220	223,538
Sawyers Landing Community Development District special assessments, 3.25%, 05/01/26	205	209,889
V-Dana Community Development District Special Assesment, 4.00%, 05/01/52 (Call 05/01/31)	250	258,616

		4,454,256

Guam — 2.3%
Territory of Guam RB
Series A, 5.00%, 11/01/40 (Call 05/01/31)	250	306,134
Series F, 4.00%, 01/01/36 (Call 01/01/31)	250	286,074

		592,208

Illinois — 5.7%
Illinois Finance Authority RB, 5.00%, 05/15/51 (Call 05/15/28)	500	564,949
Metropolitan Pier & Exposition Authority RB, 4.00%, 12/15/47 (Call 12/15/31)	75	83,188
State of Illinois GO, Series A, 4.00%, 03/01/41 (Call 03/01/31)	750	841,063

		1,489,200

Massachusetts — 1.1%
Massachusetts Development Finance Agency RB, 4.00%, 07/01/45 (Call 07/01/31)	250	286,100

Michigan — 2.6%
Advanced Technology Academy RB, 5.00%, 11/01/34 (Call 11/01/27)	200	223,298
City of Detroit MI GOL, Series B-1, 4.00%, 04/01/44 (Call 11/29/21)	350	332,718
Michigan Strategic Fund RB, 4.00%, 10/01/61	100	111,096

		667,112

Minnesota — 1.1%
City of Forest Lake MN RB, 5.00%, 07/01/56 (Call 07/01/31)	260	282,977

Missouri — 1.0%
Plaza at Noah’s Ark Community Improvement District RB, 3.00%, 05/01/30 (Call 05/01/29)	250	253,202

New Jersey — 1.2%
New Jersey Higher Education Student Assistance Authority RB, Series C, 3.25%, 12/01/51 (Call 12/01/29)	300	298,946

New York — 6.8%
New York State Dormitory Authority RB, Series A, 4.00%, 03/15/47 (Call 03/15/31)	500	575,391
New York Transportation Development Corp. RB
4.00%, 04/30/53 (Call 10/31/31)	500	560,922
5.00%, 12/01/34 (Call 12/01/30)	500	621,765

		1,758,078

Ohio — 3.0%
Buckeye Tobacco Settlement Financing Authority RB, Series B2, 5.00%, 06/01/55 (Call 06/01/30)	150	168,558

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Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock High Yield Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Cleveland-Cuyahoga County Port Authority TA, 4.50%, 12/01/55( 12/01/29)(a)	$100	$108,080
Port of Greater Cincinnati Development Authority RB
3.75%, 12/01/31 (Call 12/01/28)(a)	240	248,949
4.25%, 12/01/50 (Call 12/01/28)(a)	260	260,582

		786,169

Oklahoma — 1.5%
Oklahoma Development Finance Authority RB, Series A-2, 7.25%, 09/01/51 (Call 03/01/31)(a)	250	294,972
Tulsa Authority for Economic Opportunity TA, 4.38%, 12/01/41( 12/01/31)(a)	100	97,005

		391,977

Pennsylvania — 1.7%
Berks County Municipal Authority (The) RB, 5.00%, 10/01/39 (Call 10/01/29)	390	428,720

Puerto Rico — 4.6%
Children’s Trust Fund RB, Series A, 0.00%, 05/15/57 (Call 11/29/21)(b)	1,485	102,984
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB, Series A, 5.00%, 07/01/47 (Call 07/01/30)(a)	250	291,425
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB
Series A1, 0.00%, 07/01/51 (Call 07/01/28)(b)	1,000	235,586
Series A-2, 4.78%, 07/01/58 (Call 07/01/28)	500	557,105

		1,187,100

South Carolina — 0.9%
City of Hardeeville SC Special Assesment, 4.00%, 05/01/52 (Call 05/01/29)(a)	250	244,789

Tennessee — 3.5%
Memphis-Shelby County Airport Authority RB, Series A, 5.00%, 07/01/49 (Call 07/01/31)	500	613,616
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd RB, 5.25%, 10/01/58 (Call 10/01/29)	250	298,278

		911,894

Texas — 3.8%
Angelina & Neches River Authority RB, Series A, 7.50%, 12/01/45 (Call 06/01/28)(a)	100	98,093
Arlington Higher Education Finance Corp. RB
5.00%, 06/15/51 (Call 06/15/26)	250	260,895
Series A, 4.00%, 08/15/46 (Call 08/15/26)	255	274,489
New Hope Higher Education Finance Corp. RB, Series A, 5.00%, 06/15/30 (Call 06/15/26)(a)	250	246,623
Port Beaumont Navigation District RB, 2.75%, 01/01/36( 07/01/23)(a)	100	99,600

		979,700

Security	Par/ Shares (000)	Value

Utah — 1.3%
Utah Charter School Finance Authority RB, Series A, 5.00%, 02/15/36 (Call 02/15/26)(a)	$315	$343,492

Virginia — 0.7%
Tobacco Settlement Financing Corp./VA RB, Series B1, 5.00%, 06/01/47 (Call 11/15/21)	175	177,805

Washington — 2.1%
Washington State Convention Center Public Facilities District RB
3.00%, 07/01/58 ( 07/01/31)	275	260,399
4.00%, 07/01/31	250	287,302

		547,701

Wisconsin — 2.2%
Public Finance Authority RB 5.25%, 12/01/51 (12/01/31)(a)	65	58,187
Series A, 5.00%, 06/15/55 (Call 06/15/28)(a)	500	508,465

		566,652

Total Municipal Debt Obligations — 91.8% (Cost: $23,311,975)		23,841,333

Short-Term Investments

Money Market Funds — 7.4%
BlackRock Liquidity Funds: MuniCash, 0.01%(c)(d)	1,915	1,915,455

Total Short-Term Investments — 7.4% (Cost: $1,915,463)		1,915,455

Total Investments in Securities — 99.2% (Cost: $25,227,438)		25,756,788

Other Assets, Less Liabilities — 0.8%		219,423

Net Assets — 100.0%		$25,976,211

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$306,642	$1,608,880	(a)	$—	$(59)	$(8)	$1,915,455	1,915	$6	$—

(a)	Represents net amount purchased (sold).

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Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock High Yield Muni Income Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$23,841,333	$—	$23,841,333
Money Market Funds	1,915,455	—	—	1,915,455

	$1,915,455	$23,841,333	$—	$25,756,788

Portfolio Abbreviations - Fixed Income

AGM-CR	AGM Insured Custodial Receipt
GO	General Obligation
GOL	General Obligation Limited
RB	Revenue Bond
SAP	Subject to Appropriations
TA	Tax Allocation

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